Commitments (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	R$ 28,569	R$ 29,660
Operating lease expenses	R$ 19,205	21,377
Term of monthly rent penalty	3 months
Estimated penalties on termination of agreements	R$ 2,039	1,228
Less than One Year [Member]
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	12,353	12,783
More than One Year and Less than Five Years [Member]
Minimum lease payments, under non-cancellable operating lease [Abstract]
Total minimum lease payments, under non-cancellable operating leases	R$ 16,216	R$ 16,877